Risk management - Disclosure of concentrations by risk factor, structural risk (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Structural VaR
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR percentage	99.00%
Time horizon	1 day
Diversification effect
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	€ (17.1)	€ (15.5)	€ (13.4)
Diversification effect | Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(8.5)
Diversification effect | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(14.9)	(14.6)	(12.9)
Diversification effect | Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(27.3)
Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	4.8	3.6	5.7
Exchange rate | Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	2.3
Exchange rate | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	5.3	4.8	4.2
Exchange rate | Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	9.4
VaR Equities
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	6.0	5.5	5.1
VaR Equities | Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	1.4
VaR Equities | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	3.2	4.2	3.5
VaR Equities | Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	7.3
Banking book | Structural VaR
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	749.5	538.5	1,011.9
Banking book | Structural VaR | Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	552.7
Banking book | Structural VaR | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	705.0	664.0	993.7
Banking book | Structural VaR | Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	914.5
Banking book | Diversification effect
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(444.7)	(422.4)	(240.2)
Banking book | Diversification effect | Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(368.7)
Banking book | Diversification effect | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(416.6)	(417.1)	(327.3)
Banking book | Diversification effect | Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(422.2)
Banking book | VaR Interest Rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	380.2	304.5	287.8
Banking book | VaR Interest Rate | Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	273.3
Banking book | VaR Interest Rate | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	348.4	350.8	400.7
Banking book | VaR Interest Rate | Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	478.0
Banking book | Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	642.9	461.0	655.2
Banking book | Exchange rate | Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	477.0
Banking book | Exchange rate | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	580.4	493.4	600.6
Banking book | Exchange rate | Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	661.1
Banking book | VaR Equities
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	171.1	195.4	309.1
Banking book | VaR Equities | Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	171.1
Banking book | VaR Equities | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	192.8	€ 236.9	€ 319.7
Banking book | VaR Equities | Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	€ 197.6